LVIP Mid-Cap Value Fund
LVIP Mid-Cap Value Fund (Standard and Service Class)
Investment Objective
The investment objective of the LVIP Mid-Cap Value Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LVIP Mid-Cap Value Fund	Standard Class	Service Class
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP Mid-Cap Value Fund		Standard Class	Service Class
Management Fee		0.93%	0.93%
Distribution and/or Service (12b-1) fees		none	0.25%
Other Expenses		0.14%	0.14%
Total Annual Fund Operating Expenses		1.07%	1.32%
Less Fee Waiver and Expense Reimbursement	[1]	(0.03%)	(0.03%)
Net Expenses	[2]	1.04%	1.29%
[1]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.05% of the first $25 million of average net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed 1.04% of average daily net assets for the Standard Class of the Fund (and 1.29% for the Service Class). Both agreements will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's board of trustees and the adviser.
[2]	(After Fee Waiver and Expense Reimbursement)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for years two through ten. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example LVIP Mid-Cap Value Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	106	337	587	1,303
Service Class	131	415	721	1,588

Expense Example, No Redemption LVIP Mid-Cap Value Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	106	337	587	1,303
Service Class	131	415	721	1,588

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Principal Investment Strategies
The Fund, under normal circumstances, invests at least 80% of its total assets in equity securities of mid-cap companies. Mid-cap companies are defined for this purpose as companies whose market capitalization equals or exceeds $500 million but does not exceed the largest company as ranked by market capitalization within the Russell Midcap® Index. The capitalization of the largest company within the Russell Midcap Index was $18.3 billion as of May 31, 2011, the index reconstitution date. The Fund may also invest in equity securities of some small-cap companies. The Fund focuses on those stocks that have below average price-to-earnings ratios at the time of purchase. These companies are generally established companies that may not be well-known to the public. While the Fund primarily focuses on investing in U.S. companies, the Fund may also invest up to 20% of its total assets in securities of foreign issuers, including investments in emerging markets.

The Fund pursues its objective by investing mainly in equity securities of midsize companies that exhibit traditional value characteristics. Value companies are companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. In addition, these companies may have under-appreciated assets, or be involved in company turn-arounds or corporate restructurings.

The sub-adviser attempts to identify those companies that have fundamental investment appeal in terms of security appreciation, business strategy, market positioning, quality of management, or improving industry conditions. The Fund's investment strategy employs a contrarian approach to stock selection, favoring equity securities of midsize companies that appear to be misunderstood or overlooked in the marketplace.

The Fund typically sells a stock when the stock approaches its target price, company fundamentals deteriorate and/or when the sub-adviser believes that alternative stocks offer better risk/reward potential.
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the Fund’s shares.
  Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the Fund’s performance may sometimes be lower than that of other types of funds.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Currency Risk: The value of the Fund's shares may change as a result of changes in exchange rates, reducing the U.S. dollar value of foreign investments.
  Fund of Funds Risk: The Fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance underlying holdings. This could result in large inflows into the Fund or large redemptions from the Fund, which may increase transaction costs or portfolio turnover for the Fund.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's Standard Class for one year, five year and ten year periods and the Fund's Service Class for one year and lifetime periods, compare with those of a broad measure of market performance. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Annual Total Returns

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the second quarter of 2009 at: 23.05%.
The Fund's lowest return for a quarter occurred in the third quarter of 2011 at: (22.70%).
Average Annual Total Returns For periods ended 12/31/11
Average Annual Total Returns LVIP Mid-Cap Value Fund	1 year	5 years	10 years	Life of class	Inception Date
Standard Class	(9.32%)	(0.72%)	5.98%
Standard Class Russell 2500 Value Index	(3.36%)	(0.58%)	7.21%
Service Class	(9.55%)			(3.23%)	Apr. 30, 2007
Service Class Russell 2500 Value Index	(3.36%)			(1.70%)	Apr. 30, 2007